Revenue from Contracts with Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers
9. Revenue from contracts with customers
Disaggregated revenue
The Company disaggregates revenue from contracts with customers by revenue type for both its ESS and PCS segments, as it believes this best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.
The following tables present revenue from contracts with customers:

	2026			2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Three Months Ended June 30,
Project and other manufacturing contracts revenue	$5,395	$4,698	$10,093	$29,102	$4,037	$33,139
Sale of products	7,508	2,986	10,494	12,986	12,849	25,835

Product revenue(a)	12,903	7,684	20,587	42,088	16,886	58,974
Service revenue	53,815	35,257	89,072	56,722	35,610	92,332
Spare parts revenue	30,942	30,221	61,163	26,737	25,414	52,151

Total revenue	$97,660	$73,162	$170,822	$125,547	$77,910	$203,457

Six Months Ended June 30,
Project and other manufacturing contracts revenue	$14,416	$7,969	$22,385	$48,276	$9,480	$57,756
Sale of products	15,651	15,344	30,995	29,923	26,043	55,966

Product revenue(a)	30,067	23,313	53,380	78,199	35,523	113,722
Service revenue	97,968	63,113	161,081	98,120	77,720	175,840
Spare parts revenue	70,315	57,367	127,682	56,769	55,556	112,325

Total revenue	$198,350	$143,793	$342,143	$233,088	$168,799	$401,887

(a).	Product revenue includes related party revenue.
The following table presents the timing of revenue recognition:

	2026			2025
(in thousands)	ESS	PCS	Total	ESS	PCS	Total
Three Months Ended June 30,
Transferred overtime	$65,013	$39,955	$104,968	$89,340	$39,647	$128,987
Transferred at point in time	32,647	33,207	65,854	36,207	38,263	74,470

Total revenue	$97,660	$73,162	$170,822	$125,547	$77,910	$203,457

Six Months Ended June 30,
Transferred overtime	$125,033	$71,082	$196,115	$162,326	$87,200	$249,526
Transferred at point in time	73,317	72,711	146,028	70,762	81,599	152,361

Total revenue	$198,350	$143,793	$342,143	$233,088	$168,799	$401,887

Contract assets consisted of the following:

(in thousands)	June 30, 2026
Balance as of January 1, 2026	$114,918
Additions	140,722
Transfers to accounts receivable	(151,018)

Balance as of June 30, 2026	$104,622

Contract liabilities consisted of the following:

(in thousands)	June 30, 2026
Balance as of January 1, 2026	$35,249
Additions	88,333
Revenue recognized	(80,802)

Balance as of June 30, 2026	$42,780

Revenue recognized during the six months ended June 30, 2026 and 2025 that was included in the contract liabilities balance at the beginning of such periods was $20.9 million and $33.7 million, respectively.
Transaction price allocated to the remaining performance obligations
As of June 30, 2026, the aggregate amount of the transaction price allocated to the unsatisfied or partially unsatisfied performance obligations was $414.4 million. As of June 30, 2026, the Company expected to recognize substantially all of the revenue from the total remaining performance obligations over the next 12 months. Contract modifications could affect both the timing to complete as well as the amount to be received as the Company fulfills the related remaining performance obligations.

HMH Holding BV And Subsidiaries [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers
11. Revenue from contracts with customers
Disaggregated revenue
The Company disaggregates revenue from contracts with customers by revenue type for both its ESS and PCS segments, as it believes this best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. The tables below present the Company’s revenue disaggregated by these categories.
The following tables present revenue disaggregated by revenue type for the years ended December 31, 2025 and 2024:

	2025
	ESS	PCS	Total
Project and other manufacturing contracts revenue	$61,130	$31,306	$92,436
Sale of products	64,558	56,995	121,553

Product revenue(1)	125,688	88,301	213,989

Service revenue	195,741	187,644	383,385
Spare parts revenue	117,124	107,256	224,380

Total revenue	$438,553	$383,201	$821,754

	2024
	ESS	PCS	Total
Project and other manufacturing contracts revenue	$33,552	$36,910	$70,462
Sale of products	108,610	50,064	158,674

Product revenue (1)	142,162	86,974	229,136
Service revenue	190,222	175,980	366,202
Spare parts revenue	110,805	137,220	248,025

Total revenue	$443,189	$400,174	$843,363

(1)	Product revenue includes related party revenue.
The following table presents timing of revenue recognition for the year ended December 31, 2025:

	ESS	PCS	Total
Transferred overtime	$300,400	$218,950	$519,350
Transferred at point in time	138,153	164,251	302,404

Total revenue	$438,553	$383,201	$821,754

The following table presents timing of revenue recognition for the year ended December 31, 2024:

	ESS	PCS	Total
Transferred overtime	$299,928	$212,890	$512,818
Transferred at point in time	143,261	187,284	330,545

Total revenue	$443,189	$400,174	$843,363

Contract assets consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Balance as of January 1,	$153,150	$160,933
Additions	324,949	263,591
Transfers to accounts receivable	(350,896)	(271,374)
Written off(1)	$(12,285)	$—

Balance as of December 31,	$114,918	$153,150

(1)	2025 amounts written off represent a cancellation of contract with a customer and is included in cost of services sold in the consolidated statements of income.
Contract liabilities consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Balance as of January 1,	$55,627	75,525
Additions	166,877	95,386
Revenue recognized	(187,255)	(115,284)

Balance as of December 31,	$35,249	55,627

Revenue recognized during the years ended December 31, 2025 and 2024 that was included in the contract liabilities balance at the beginning of such period was $50.7 million and $71.3 million, respectively.
Transaction price allocated to the remaining performance obligations
As of December 31, 2025, the aggregate amount of the transaction price allocated to the unsatisfied or partially unsatisfied performance obligations was $329.3 million. As of December 31, 2025, the Company expected to recognize substantially all of the revenue from the total remaining performance obligations over the next 12 months. Contract modifications could affect both the timing to complete as well as the amount to be received as t he
Company fu
lfill
s the related remaining performance obligations.